Note 19 - Subsequent Events - 10Q (Details) (Subsequent Event [Member])	Mar. 31, 2013 sqft
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Returned Lease Space	5,579
Leased Space	11,510
Previous [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Leased Space	19,872
Current [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Leased Space	11,885